Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income from continuing operations before taxes (CHF)
Switzerland	SFr 1,736	SFr 2,111	SFr 1,746
Foreign	57	(4,377)	(4,168)
Income/(loss) before taxes	1,793	(2,266)	(2,422)
Current and deferred taxes
Switzerland	82	133	28
Foreign	421	501	463
Current income tax expense	503	634	491
Switzerland	244	(125)	196
Foreign	1,994	(68)	(164)
Deferred income tax expense	2,238	(193)	32
Income tax expense	2,741	441	523
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(24)	(6)	(4)
Cumulative translation adjustment	1	(4)	(14)
Unrealized gains/(losses) on securities	1	1	(2)
Actuarial gains/(losses), Tax	172	136	(174)
Net prior service credit/(cost)	(32)	10	37
Share-based compensation and treasury shares	3	104	25
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	394	(499)	(533)
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(110)	(498)	(715)
of which total foreign tax expense	2,415	433	299
Changes in tax law and rates	2,095	145	347
Non-deductible amortization of other intangible assets and goodwill impairment	0	1	1,432
Other non-deductible expenses	354	1,540	391
of which non-deductible interest expenses	217	420	219
of which non-deductible bank levy costs and other non-deductible compensation expenses	27	52	69
of which non-deductible provision accruals	57	983	50
of which non-deductible leased property provision		25
of which non-deductible foreign exchange losses	10	31
of which non-deductible other expenses	43	29	53
of which contingency accrual relating to non-deductible interest expense	155
Additional taxable income	0	87	16
Lower taxed income	(276)	(219)	(276)
of which tax benefit in respect to non-taxable dividend income	78	58	59
of which tax benefit related to non-taxable foreign exchange gains			49
of which tax benefit related non-taxable life insurance income	86	71	58
of which tax benefit from tax taxed at lower than statutory rate	31	19	16
of which exempt income	25	11	50
(Income)/loss taxable to non-controlling interests	7	(11)	6
Changes in deferred tax valuation allowance	123	76	(103)
Tax deductible impairments of Swiss subsidiary investments	88	(68)	(258)
Change in recognition of outside basis difference	(19)	218	262
(Windfall tax benefits)/shortfall tax charges on share-based compensation	91
Other	(6)	(331)	(46)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	16	22	48
of which tax benefit from tax settlement	(49)
of which tax (benefit)/charge from the impact of prior year adjustments	(17)	33	28
of which tax benefit from the reduction in own-credit revaluation gains/(losses)	105	37
of which tax benefit for the reassessment relating to the tax deductibility on previously taken litigation accruals	85
Income tax expense	SFr 2,741	SFr 441	523
US
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)	21.00%	35.00%
Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 1,736	SFr 2,111	SFr 1,746
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	SFr (248)	SFr 392	SFr 155
UK
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates		139	175
Changes in deferred tax valuation allowance	320	(193)
of which releases of valuation allowances due to the change in corporation tax rates		130	162
UK and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	(197)		256
UK and Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			(109)
UK, Hong Kong and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		308
Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		91	(88)
New York
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates			(11)
New York City
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates			189
Brazil
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates			(16)
Italy
Increase/(decrease) in income taxes resulting from:
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals		89
Other countries
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates		6	10
Bank
Income from continuing operations before taxes (CHF)
Switzerland	1,648	1,955	1,604
Foreign	(95)	(4,444)	(4,253)
Income/(loss) before taxes	1,553	(2,489)	(2,649)
Current and deferred taxes
Switzerland	76	135	25
Foreign	420	499	462
Current income tax expense	496	634	487
Switzerland	285	(167)	165
Foreign	2,000	(67)	(164)
Deferred income tax expense	2,285	(234)	1
Income tax expense	2,781	400	488
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(24)	(6)	(4)
Cumulative translation adjustment	1	(4)	(14)
Unrealized gains/(losses) on securities	1	1	(2)
Actuarial gains/(losses), Tax	(7)	87	14
Net prior service credit/(cost)	0	0	(9)
Share-based compensation and treasury shares	0	106	28
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	342	(548)	(583)
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(92)	(559)	(744)
of which total foreign tax expense	2,420	432	298
Changes in tax law and rates	2,095	145	347
Non-deductible amortization of other intangible assets and goodwill impairment	0	1	1,432
Other non-deductible expenses	354	1,533	389
of which non-deductible interest expenses	217	420	219
of which non-deductible bank levy costs and other non-deductible compensation expenses	27	52	69
of which non-deductible provision accruals	57	983	50
of which non-deductible leased property provision		25
of which non-deductible foreign exchange losses	10	31
of which non-deductible other expenses	43	22	51
of which contingency accrual relating to non-deductible interest expense	155
Additional taxable income	0	87	15
Lower taxed income	(272)	(216)	(273)
of which tax benefit in respect to non-taxable dividend income	78	58	59
of which tax benefit related to non-taxable foreign exchange gains			49
of which tax benefit related non-taxable life insurance income	86	71	58
of which tax benefit from tax taxed at lower than statutory rate	31	19	16
of which exempt income	25	11	50
(Income)/loss taxable to non-controlling interests	7	(10)	7
Changes in deferred tax valuation allowance	88	76	(108)
Tax deductible impairments of Swiss subsidiary investments	88	(68)	(258)
Change in recognition of outside basis difference	(12)	211	262
(Windfall tax benefits)/shortfall tax charges on share-based compensation	91
Other	92	(252)	2
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	26	22	48
of which tax benefit from tax settlement	(49)
of which tax (benefit)/charge from the impact of prior year adjustments	(17)	33	28
of which tax benefit for the reassessment relating to the tax deductibility on previously taken litigation accruals	85
Income tax expense	SFr 2,781	SFr 400	488
Bank | US
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)	21.00%	35.00%
Bank | Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 1,648	SFr 1,955	SFr 1,604
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	SFr (231)	SFr 340	SFr 109
Bank | UK
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates		139	175
Changes in deferred tax valuation allowance	285	(193)
of which releases of valuation allowances due to the change in corporation tax rates		130	162
Bank | UK and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	SFr (197)		251
Bank | UK and Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			(109)
Bank | UK, Hong Kong and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		308
Bank | Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		91	(88)
Bank | New York
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates			(11)
Bank | New York City
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates			189
Bank | Brazil
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates			(16)
Bank | Italy
Increase/(decrease) in income taxes resulting from:
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals		89
Bank | Other countries
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates		SFr 6	SFr 10